PROJECT ASSETS	12 Months Ended
Dec. 31, 2025
PROJECT ASSETS
PROJECT ASSETS

5. PROJECT ASSETS

Project assets consist of the following:

	December 31,	December 31,
	2024	2025
Development costs, including acquisition and land	$907,526	$1,286,434
EPC and other construction costs	376,736	744,321
	1,284,262	2,030,755
Current portion	$394,376	$549,269
Non-current portion	889,886	1,481,486

The Company recorded impairment losses of $16,239, $33,052 and $60,245 on project assets for the years ended December 31, 2023, 2024 and 2025, respectively. Capitalized interest during development and construction was $27,676, $38,456 and $64,201 for the same periods, respectively.